Investment In Operating Leases, Net (Tables)	12 Months Ended
Dec. 31, 2015
Leases, Operating [Abstract]
Schedule of Property Subject to or Available for Operating Lease [Table Text Block]
Investments in operating leases were as follows.

December 31, ($ in millions)	2015	2014
Vehicles	$20,211	$23,144
Accumulated depreciation	(3,940)	(3,634)
Investment in operating leases, net	$16,271	$19,510

Depreciation Expense On Operating Lease Assets [Table Text Block]
Depreciation expense on operating lease assets includes remarketing gains and losses recognized on the sale of operating lease assets. The following summarizes the components of depreciation expense on operating lease assets.

Year ended December 31, ($ in millions)	2015	2014	2013
Depreciation expense on operating lease assets (excluding remarketing gains)	$2,600	$2,666	$2,327
Remarketing gains	(351)	(433)	(332)
Net depreciation expense on operating lease assets	$2,249	$2,233	$1,995

Schedule of Operating Leases of Lessor [Table Text Block]
The following table presents the future lease nonresidual rental payments due from customers for vehicles on operating leases.

Year ended December 31, ($ in millions)
2016	$2,687
2017	1,445
2018	406
2019	57
2020 and thereafter	1
Total	$4,596